Provisions and Contingencies	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Provisions and Contingencies

22. Provisions and contingencies

a. Provisions for tax, civil, and labor risks

The Company and its subsidiaries are parties in tax, civil, environmental, regulatory, and labor disputes at the administrative and judiciary levels, which, when applicable, are backed by escrow deposits. Provisions for losses are estimated and updated by management based on the opinion of the Company’s legal department and its external legal advisors.

The table below demonstrates the breakdown of provisions by nature and its movement:

Provisions	Balance on 12/31/2019	Additions	Reversals	Payments	Interest	Balance on 12/31/2020
IRPJ and CSLL (a.1.1)	541,281	-	(537)	-	7,118	547,862
PIS and COFINS	10,155	-	(10,264)	-	109	-
ICMS	96,472	15,580	-	(4,085)	601	108,568
Civil, environmental and regulatory claims (a.2.1)	85,855	-	(4,070)	(24,199)	186	57,772
Labor litigation (a.3.1)	98,010	6,382	-	(17,083)	3,366	90,675
Others	92,822	-	(254)	-	600	93,168
Total	924,595	21,962	(15,125)	(45,367)	11,980	898,045
Current	40,455					43,660
Non-current	884,140					854,385

Some of the provisions above involve, in whole or in part, escrow deposits.

Balances of escrow deposits are as follows:

	12/31/2020	12/31/2019
Tax matters	789,624	753,810
Labor litigation	57,603	71,605
Civil and other	102,569	96,028
Total – non-current assets	949,796	921,443

a.1 Provisions for tax matters and social security

a.1.1 On October 7, 2005, the subsidiaries Cia. Ultragaz and Bahiana filed for and obtained a preliminary injunction to recognize and offset PIS and COFINS credits on LPG purchases, against other taxes levied by the RFB, notably IRPJ and CSLL. The decision was confirmed by a trial court on May 16, 2008. Under the preliminary injunction, the subsidiaries made escrow deposits for these debits which amounted to R$ 523,136 as of December 31, 2020 (R$ 515,825 as of December 31, 2019). On July 18, 2014, a second instance unfavorable decision was published, and the subsidiaries suspended the escrow deposits, and started to pay income taxes from that date. To revert the court decision, the subsidiaries presented a writ of prevention which was dismissed on December 30, 2014, and the subsidiaries appealed this decision on February 3, 2015. Appeals were also presented to the respective higher courts Superior Court of Justice (“STJ”) and Federal Supreme Court (“STF”) whose final trial are pending.

a.2 Provisions for civil, environmental and regulatory claims

a.2.1 The Company and its subsidiaries maintain provisions for lawsuits and administrative proceedings, mainly derived from contracts entered into with customers and former services providers, as well as proceedings related to environmental and regulatory issues in the amount of R$ 57,772 as of December 31, 2020 (R$ 85,855 as of December 31, 2019). The subsidiary IPP entered into an agreement in two civil lawsuits that were provisioned for the expected loss in the amount of R$ 27,995 due to the end of the lawsuits, this provision was written-off in the period.

a.3 Provisions for labor matters

a.3.1 The Company and its subsidiaries maintain provisions of R$ 90,675 as of December 31, 2020 (R$ 98,010 as of December 31, 2019) for labor litigation filed by former employees and by employees of our service providers, mainly, contesting the non-payment of labor rights.

b. Contingent liabilities

The Company and its subsidiaries are parties in tax, civil, environmental, regulatory, and labor claims whose loss is assessed as possible (proceedings whose chance of loss is more than 25% and less or equal than 50%) by the Company and its subsidiaries’ legal departments, based on the opinion of its external legal advisors and, based on these assessments, these claims were not recognized in the financial statements. The estimated amount of this contingency is R$ 3,236,982 as of December 31, 2020 (R$ 2,840,086 as of December 31, 2019).

b.1 Contingent liabilities for tax matters and social security

The Company and its subsidiaries have contingent liabilities for tax matters and social security in the amount of R$ 2,419,000 as of December 31, 2020 (R$ 2,028,159 as of December 31, 2019), mainly represented by:

b.1.1 The subsidiary IPP and its subsidiaries have assessments invalidating the offset of excise tax (“IPI”) credits in connection with the purchase of raw materials used in the manufacturing of products which sales are not subject to IPI under the protection of tax immunity. The amount of this contingency is R$ 176,390 as of December 31, 2020 (R$ 173,738 as of December 31, 2019).

b.1.2 The subsidiary IPP and its subsidiaries have legal proceedings related to ICMS. The total amount involved in these proceedings, was R$ 958,134 as of December 31, 2020 (R$ 836,822 as of December 31, 2019). Such proceedings arise mostly of the disregard of ICMS credits amounting to R$ 300,707 as of December 31, 2020 (R$ 319,849 as of December 31, 2019), of which R$ 92,687 (R$ 126,772 as of December 31, 2019) refer to proportional reversal requirement of ICMS credits related to the acquisition of hydrated alcohol; of alleged non-payment in the amount of R$ 98,157 as of December 31, 2020 (R$ 92,567 as of December 31, 2019); of conditioned fruition of fiscal incentive in the amount of R$ 119,894 as of December 31, 2020 (R$ 117,753 as of December 31, 2019); and inventory differences in the amount of R$ 269,581 as of December 31, 2020 (R$ 172,736 as of December 31, 2019) related to the leftovers or faults due to temperature changes or product handling.

b.1.3 The Company and its subsidiaries are parties to administrative and judicial suits involving Income Tax, Social Security Contribution, PIS and COFINS, substantially about denials of offset claims and credits disallowance which total amount is R$ 709,338 as of December 31, 2020 (R$ 699,360 as of December 31, 2019), mainly represented by:

b.1.3.1 The subsidiary IPP received a tax assessment related to the IRPJ and CSLL resulting from the supposedly undue amortization of the goodwill paid on acquisition of a subsidiary, in the amount of R$ 212,350 as of December 31, 2020 (R$ 208,449 as of December 31, 2019), which includes the amount of the income taxes, interest and penalty. Management assessed the likelihood of the tax assessment, supported by the opinion of its legal advisors, as “possible”, and therefore did not recognize a provision for this contingent liability.

b.2 Contingent liabilities for civil, environmental and regulatory claims

The Company and its subsidiaries have contingent liabilities for civil, environmental and regulatory claims in the amount of R$ 561,713, totaling 2,840 lawsuits as of December 31, 2020 (R$ 549,664, totaling 3,109 lawsuits as of December 31, 2019), mainly represented by:

b.2.1 The subsidiary Cia. Ultragaz is party to an administrative proceeding before CADE based on alleged anti-competitive practices in the State of Minas Gerais in 2001. The CADE entered a decision against Cia. Ultragaz and imposed a penalty of R$ 33,895 as of December 31, 2020 (R$ 33,603 as of December 31, 2019). The imposition of such administrative decision was suspended by a court order and its merit is being judicially reviewed.

b.2.2 In 2016, the subsidiary Cia. Ultragaz became party to two administrative proceedings filed by CADE, related to allegations of anti-competitive practices: i) one of the proceedings relate to practices in the State of Paraíba and other Northeast States, in which the subsidiary Bahiana is part along with Cia. Ultragaz. On this proceeding, Cia. Ultragaz and Bahiana signed a Cessation Commitment Agreement (“TCC”) with CADE, approved on November 22, 2017, in the amount of R$ 95,987, paid in 8 (eight) equal installments updated semiannually by SELIC, with maturity of the first one in 180 (one hundred and eighty) days from the date of publication of the approval. Three employees and one former employee signed TCC in the total amount of R$ 1,100. With the TCC, the administrative proceeding will be suspended in relation to the Cia. Ultragaz and Bahiana until final decision; ii) the second proceeding relate to practices in the Federal District and around, in which only Cia. Ultragaz is part. On this proceeding, Cia. Ultragaz signed a TCC with CADE, approved on September 6, 2017, in the amount of R$ 2,154, paid in a single installment in March 8, 2018. Two former employees signed TCC in the amount of R$ 50 each. With the TCC, the administrative proceeding will be suspended in relation to the Cia. Ultragaz until final decision.

b.2.3 The subsidiary IPP became party to two administrative proceedings filed by CADE, related to allegations of anti-competitive practices in the city of Joinville, State of Santa Catarina and in the Distrito Federal. The process related to the anti-competitive acts of Joinville, established in October 2015, is under judgment (until now two favorable votes and one unfavorable vote have been pronounced) while the lawsuit related to the Distrito Federal, from an administrative inquiry initiated in May 2012, which was converted into an administrative proceeding in June 2020, is in the stage of presentation of defense. Besides these, in April, 2019, IPP received an administrative fine in the amount of R$ 40,693, for allegedly influencing uniform commercial conduct among fuel resellers around the city of Belo Horizonte, state of Minas Gerais. In this case, there was an option for the judicial discussion of the assessment and penalty applied, which has as last relevant movement the presentation of a reply by IPP, and it is certain that a decision has already been issued granting protection to suspend the enforceability of the fine. Management did not recognize a provision for these contingencies, supported by the opinion of external legal counsel that classified the probability of loss as remote.

b.2.4 On November 29, 2016, a technical opinion was issued by the Operational Support Center for Execution (Centro de Apoio Operacional à Execução - CAEX), a technical body linked to the São Paulo State Public Prosecutor (“MPE”), presenting a proposal of compensation for the alleged environmental damages caused by the fire on April 2nd, 2015 at the Santos Terminal of the subsidiary Tequimar. This technical opinion is non-binding, with no condemnatory or sanctioning nature, and will still be evaluated by the authorities and parties. The subsidiary disagrees with the methodology and the assumptions adopted in the proposal and is negotiating an agreement with the MPE and the Brazilian Federal Public Prosecutor (“MPF”), since the beginning of the investigation and currently there is no civil lawsuit filed on the matter. The negotiations relate to in natura repair of the any damages. Thus, on May 15, 2019, the subsidiary Tequimar signed a Partial Conduct Adjustment Commitment Agreement (“TAC”) in the amount of R$ 67,539 with the MPE and MPF to compensate for diffuse and collective damages of any kind arising from the fish mortality and the damage caused to the ichthyofauna. The negotiations on compensation for other alleged damages are still ongoing and once concluded, the payments related to the project costs may affect the future Company’s financial statements. In the criminal sphere, the MPF denounced the subsidiary Tequimar, which was summoned and replied to the complaint on June 19, 2018. On September 12, 2019, at a hearing in the federal court of Santos, the MPF and Tequimar agreed, and the judicial authority approved, the conditional suspension of the criminal proceedings for a period of 2 years, when Tequimar shall then prove compliance with the execution of the Partial TAC signed, with the obligation of a complementary allocation of R$ 13,000 to the Fisheries Management Project, to obtain the definitive filing of the process. In addition, as of December 31, 2020, there are contingent liabilities not recognized related to lawsuits in the amount of R$ 4,428 (R$ 11,403 as of December 31, 2019). On December 31 and December 31, 2019, there were not extrajudicial claims.

b.3 Contingent liabilities for labor matters

The Company and its subsidiaries have contingent liabilities for labor matters in the amount of R$ 256,269, totaling 1,306 lawsuits as of December 31, 2020 (R$ 262,263, totaling 1,649 lawsuits as of December 31, 2019), mainly represented by:

b.3.1 The Petrochemical Industry Labor Union (Sindiquímica), of which the employees of Oxiteno S.A. and EMCA, companies located in the Camaçari Petrochemical Complex, are members, filed, in 1990, collective lawsuits against the subsidiaries, demanding the compliance of the fourth section of the collective labor agreement 1989/1990 (CCT 1989/1990), which provided for a salary, adjustment in lieu of the salary policies practiced. The collective actions against the subsidiaries, which have already become final, were judged in a favorable way to Oxiteno Nordeste and EMCA. At the same time, in 1990, there was the proposal for a collective agreement of, which appeared in the collective action, the Union of Employees and the Union of Companies (SINPEQ), discussing the same object (validity of the fourth clause of CCT 1989/1990). This action that transit judged only in October 2019, and remained unfavorable to SINPEQ, having the STF declared valid the fourth clause. During the process of collective agreement between the Unions, some companies in the Camaçari Petrochemical Complex signed an agreement with Sindiquímica. In October 2015, Sindiquímica filed enforcement lawsuits against Oxiteno Nordeste and, in 2017, EMCA, because these companies did not sign the agreement of 2010 with Sindiquímica. In addition to collective actions, individual claims containing the same object have been filed. In all the ongoing lawsuits whose object is the fourth clause, all applicable legal measures have been taken to defend companies and there are not new final decisions in addition to those judged in favor of companies in the 1990s.

c. Lubricants operation between IPP and Chevron

In the process of transaction of the lubricants' operation in Brazil between Chevron and subsidiary IPP, it was agreed that each shareholder is responsible for any claims arising out of acts, facts or omissions that occurred prior to the transaction. The liability provisions of the Chevron shareholder in the amount of R$ 101,663 (R$ 5,423 as of December 31, 2019) are reflected in the consolidation of these financial statements. Additionally, in connection with the business combination, a provision in the amount of R$ 198,900 was recognized on December 1, 2017 due contingent liabilities, amounted to R$ 102,777 as of December 31, 2020 (R$ 188,073 as of December 31, 2019. The amounts of provisions of Chevron's liability recognized in the business combination will be reimbursed to subsidiary Iconic in the event of losses and an indemnity asset was hereby constituted in the same amount, without the need to establish a provision for uncollectible amounts.

d. Exclusion of ICMS from the calculation basis of PIS and COFINS (contingent assets)

In March 15, 2017, STF decided that ICMS is not included in the PIS and COFINS basis. All subsidiaries of the Company have actions aimed at obtaining this right, as long as applicable. The subsidiaries Oxiteno S.A., Extrafarma, Tequimar and Tropical have final and unappealable decision, and management confirmed the respective subsidies to prove the amounts to be refunded and recorded in results (see Note 7.a.3). As a result of injunctions obtained, some subsidiaries have already excluded ICMS from the PIS and COFINS calculation base in the amount of R$ 215,365 until December 31, 2020 (R$ 141,618 as of December 31, 2019). The amounts to be recovered from the other subsidiaries will be recognized to the extent that, there are both the final and unappealable decision of the individual action and confirmation of the evidences.

The Company's management emphasizes that it is possible for the STF to modulate the effects of its judgment, either by restricting its effectiveness or determining when the decision will become effective, or by reinterpreting the value of ICMS to be excluded. After the decision of the STF has become final and unappealable, the Company's management will assess the impact on the claims of its subsidiaries, which may result in a reduction in the claimed tax credits.